UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Gramercy Funds Management LLC

Address:    20 Dayton Avenue
            Greenwich, CT  06830

13F File Number: 028-14946

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Tony Tessitore
Title:      Managing Director
Phone:      (203) 552-1908

Signature, Place and Date of Signing:


 /s/ Tony Tessitore           Greenwich, Connecticut        February 6, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  $279,944
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000) PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      ------- -------   --- ----   ----------  -----    ----      ------ ----
ABERDEEN EMERG MKTS TELE&INF, COM               00301T102    2,253    104,791 SH            SOLE               104,791
ABERDEEN INDONESIA FD INC     COM               00305P106      292     25,000 SH            SOLE                25,000
ABERDEEN ISRAEL FUND INC      COM               00301L109    1,550    118,315 SH            SOLE               118,315
ABERDEEN LATIN AMER EQTY FD   COM               00306K106      606     16,709 SH            SOLE                16,709
ADAMS EXPRESS CO              COM               006212104   28,769  2,716,585 SH            SOLE             2,716,585
ASA GOLD AND PRECIOUS MTLS L  SHS               G3156P103    1,500     69,654 SH            SOLE                69,654
ASIA PAC FD INC               COM               044901106    1,204    111,273 SH            SOLE               111,273
BANCROFT FUND LTD             COM               059695106    2,107    128,480 SH            SOLE               128,480
BLACKROCK ENERGY & RES TR     COM               09250U101    4,670    198,308 SH            SOLE               198,308
BLACKROCK GLOBAL OPP EQTY TR  COM               092501105    5,264    398,773 SH            SOLE               398,773
BOULDER GROWTH & INCOME FD I  COM               101507101    4,721    745,756 SH            SOLE               745,756
BOULDER TOTAL RETURN FD INC   COM               101541100    6,817    377,878 SH            SOLE               377,878
CENTRAL EUROPE & RUSSIA FD I  COM               153436100      519     15,301 SH            SOLE                15,301
CENTRAL SECS CORP             COM               155123102   13,881    694,762 SH            SOLE               694,762
CLOUGH GLOBAL ALLOCATION FUN  COM SHS BEN IN    18913Y103    3,460    252,550 SH            SOLE               252,550
CLOUGH GLOBAL EQUITY FD       COM               18914C100    4,249    326,815 SH            SOLE               326,815
CLOUGH GLOBAL OPPORTUNITIES   SH BEN INT        18914E106    4,987    424,757 SH            SOLE               424,757
DENALI FD INC                 COM               24823A102    1,088     67,095 SH            SOLE                67,095
EATON VANCE ENHANCED EQ INC   COM               278274105    5,601    525,429 SH            SOLE               525,429
EATON VANCE TX ADV GLB DIV O  COM               27828U106      558     27,765 SH            SOLE                27,765
EATON VANCE TX MGD DIV EQ IN  COM               27828N102    1,019    108,758 SH            SOLE               108,758
ELLSWORTH FUND LTD            COM               289074106    2,452    343,349 SH            SOLE               343,349
EUROPEAN EQUITY FUND          COM               298768102    1,837    261,250 SH            SOLE               261,250
FIRST TR ENHANCED EQTY INC F  COM               337318109    1,215    102,636 SH            SOLE               102,636
GABELLI DIVD & INCOME TR      COM               36242H104    9,734    601,634 SH            SOLE               601,634
GABELLI HLTHCARE & WELLNESS   SHS               36246K103      117     13,627 SH            SOLE                13,627
GENERAL AMERN INVS INC        COM               368802104   22,520    809,401 SH            SOLE               809,401
GUGGENHEIM ENHANCED EQUITY S  COM               40167K100      603     36,170 SH            SOLE                36,170
INDIA FD INC                  COM               454089103    3,060    146,358 SH            SOLE               146,358
ISHARES INC                   MSCI ITALY        464286855    2,556    190,000 SH            SOLE               190,000
ISHARES INC                   MSCI BRAZIL       464286400      280      5,000 SH            SOLE                 5,000
ISHARES INC                   MSCI STH AFRCA    464286780      258      3,600 SH            SOLE                 3,600
ISHARES TR                    MSCI EMERG MKT    464287234      186      4,200 SH            SOLE                 4,200
ISHARES TR                    FTSE CHINA25 IDX  464287184        8        200 SH            SOLE                   200
J F CHINA REGION FD INC       COM               46614T107    2,415    172,517 SH            SOLE               172,517
JAPAN SMALLER CAPTLZTN FD IN  COM               47109U104    2,540    352,846 SH            SOLE               352,846
KOREA EQUITY FD INC           COM               50063B104    2,323    251,945 SH            SOLE               251,945
KOREA FD                      COM NEW           500634209      699     16,938 SH            SOLE                16,938
LATIN AMERN DISCOVERY FD INC  COM               51828C106      239     15,306 SH            SOLE                15,306
LAZARD WORLD DIVID & INCOME   COM               521076109       53      4,250 SH            SOLE                 4,250
LIBERTY ALL STAR EQUITY FD    SH BEN INT        530158104    8,641  1,811,590 SH            SOLE             1,811,590
LIBERTY ALL-STAR GROWTH FD I  COM               529900102      215     52,852 SH            SOLE                52,852
MACQUARIE GLBL INFRA TOTL RE  COM               55608D101    1,988    104,252 SH            SOLE               104,252
MADISON CLAYMORE CALL &EQTY   COM               556582104    1,523    199,854 SH            SOLE               199,854
MADISON STRTG SECTOR PREM FD  COM               558268108    2,122    191,363 SH            SOLE               191,363
MARKET VECTORS ETF TR         EGYPT INDX ETF    57060U548       18      1,400 SH            SOLE                 1,400
MEXICO EQUITY & INCOME FD     COM               592834105    2,197    154,208 SH            SOLE               154,208
MORGAN STANLEY ASIA PAC FD I  COM               61744U106    7,286    486,354 SH            SOLE               486,354
MORGAN STANLEY INDIA INVS FD  COM               61745C105    6,407    345,787 SH            SOLE               345,787
NEW GERMANY FD INC            COM               644465106    5,697    365,674 SH            SOLE               365,674
PETROLEUM & RES CORP          COM               716549100   18,462    771,838 SH            SOLE               771,838
RENN GLOBAL ENTREPENRS        COM               759720105       38     26,494 SH            SOLE                26,494
RMR REAL ESTATE INCOME FUND   COM               76970B101    3,628    199,267 SH            SOLE               199,267
ROYCE MICRO-CAP TR INC        COM               780915104    4,195    443,921 SH            SOLE               443,921
ROYCE VALUE TR INC            COM               780910105   25,273  1,883,259 SH            SOLE             1,883,259
SINGAPORE FD INC              COM               82929L109    1,867    133,516 SH            SOLE               133,516
SOURCE CAP INC                COM               836144105    1,754     33,585 SH            SOLE                33,585
SWISS HELVETIA FD INC         COM               870875101       79      7,000 SH            SOLE                 7,000
TAIWAN FD INC                 COM               874036106    1,849    113,152 SH            SOLE               113,152
TEMPLETON DRAGON FD INC       COM               88018T101    5,702    200,481 SH            SOLE               200,481
THAI FD INC                   COM               882904105    9,603    481,333 SH            SOLE               481,333
TRI CONTL CORP                COM               895436103   22,860  1,424,287 SH            SOLE             1,424,287
TURKISH INVT FD INC           COM               900145103       92      5,500 SH            SOLE                 5,500
ZWEIG FD                      COM NEW           989834205      238     19,602 SH            SOLE                19,602

SK 27861 0001 1356084